Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net income (loss) for the period	$ 47,154	$ (1,884,929)
Changes in non-cash working capital items:
Stock-based compensation	1,150,833	84,721
Stock to be issued for services		51,208
Stock issued for services		98,820
Depletion	2,938,921	148,873
Depreciation	126,247	43,976
Accretion of asset retirement obligation	108,447	82,905
Accretion and accrued interest expense	416,025	27,188
Interest income	(15,424)	(28,347)
Change in fair value of derivative liability	(4,827)	361,170
Unrealized foreign exchange (gain) loss		(25,476)
(Gain) loss on debt settlement	1,417	(71,236)
Gain on net monetary position	(6,188,247)
Restricted cash		1,085
Amounts receivable	1,795,873	(999,166)
Prepaid expenses and deposits	7,211	(4,838,732)
Accounts payable and accrued liabilities	754,665	1,149,525
Net cash provided by (used in) operating activities	1,138,295	(5,798,415)
Investing activities:
Property and equipment expenditures	(61,170)	(160,003)
Oil and gas properties expenditures	(17,416,289)
Changes in non-cash working capital items:
Amounts receivable	(4,089,538)
Prepaid expenses and deposits	(490,678)
Accounts payable and accrued liabilities	10,102,936
Net cash used in investing activities	(11,954,739)	(160,003)
Financing activities:
Proceeds from stock subscriptions received, net		28,693,055
Proceeds from exercise of options	301,836	19,571
Proceeds from exercise of warrants	2,215	35,813
Proceeds from loans payable	2,105,386	91,651
Repayments of loans payable	(2,437,162)	(631,866)
Repayment of notes receivable	80,991
Proceeds from convertible debt	10,548,185
Lease payments	(62,720)	(3,041)
Net cash provided by financing activities	10,538,731	28,205,183
Effect of exchange rate changes on cash and cash equivalents	49,432	228,764
Net increase (decrease) in cash and cash equivalents	(228,281)	22,475,529
Cash and cash equivalents, beginning of year	926,061	1,026,990
Cash and cash equivalents, end of year	697,780	23,502,519
Supplemental information:
Taxes paid
Interest paid on credit facilities	47,212	46,256
Non-cash investing and financing activities:
Stock issued for debt settlement	142,626	372,853
Stock issued for prepaid expenses		19,393
Right-of-use asset additions	$ 236,201